SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS

NOTE 13—SUBSEQUENT EVENTS

Chief Executive Officer Hired

On March 25, 2014, the Company entered into an employment agreement (the “Employment Agreement”) with Arie Belldegrun, M.D., the Company’s Executive Chairman, pursuant to which Dr. Belldegrun was appointed as the Company’s President and Chief Executive Officer. Pursuant to the terms of the Employment Agreement, Dr. Belldegrun shall be paid a base salary equal to $400,000 and shall be eligible for an annual target bonus equal 50% of his base salary. The Company also granted Dr. Belldegrun a non-statutory option (the “Option”) to purchase One Million Five Hundred Eighty Thousand One Hundred Twenty Nine (1,580,129) shares of common stock of the Company, par value $0.001 per share (the “Option Shares”) pursuant to the Company’s 2009 Equity Incentive Plan (the “Plan”) at a per share exercise price equal to $1.35, representing the fair market value per share of the Company’s common stock as of the grant date. The Option has a 10-year term and shall vest and become exercisable as follows: (a) 395,033 Option Shares shall vest on December 15, 2014 (the “Initial Vesting Date”); and (b) thereafter, 49,379 Option Shares shall vest in 24 monthly installments on the last business day of each calendar month following the Initial Vesting Date. The Option may be exercised by Dr. Belldegrun prior to becoming vested; provided that any Option Shares acquired upon exercise of the Option prior to becoming vested shall be subject to a right of repurchase upon Dr. Belldegrun’s termination of employment in favor of the Company at the lesser of (A) the fair market value of such shares as of the date of repurchase or (B) the Option per share exercise price, as applicable, which right of repurchase shall lapse in accordance with the Option vesting schedules set forth above. All Option Shares shall become fully vested and exercisable immediately prior to a Change of Control (as defined in the Plan).

In the event that Dr. Belldegrun’s employment is terminated by the Company without cause, including in connection with a Change of Control, or by Dr. Belldegrun for good reason, then all unvested Options shall immediately expire and all vested Options shall remain exercisable for a period of 90 days.

On April 2, 2014, Dr. Belldegrun elected to early exercise all of his stock options for a total exercise price of approximately $2.7 million.

Stock Option Grants

During March 2014, in addition to the options granted to the Company’s Chief Financial Officer and Dr. Belldegrun, the Company granted options to purchase shares of the Company’s common stock to certain of its officers, directors and employees in the aggregate amount of 807,500, which options have a 10-year term and an exercise price equal to $1.35. Of the 807,500 options, 390,000 options were issued to officers and/or directors of the Company and the balance of 417,500 options were issued to employees and consultants.

EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR'S REPORT
SUBSEQUENT EVENTS

NOTE 14—EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR’S REPORT

Convertible Promissory Notes

In April 2014, the Company entered into a note purchase agreement with investors for the sale of an aggregate of $50.0 million of convertible promissory notes (the “2014 Notes”). The 2014 Notes accrue interest at a rate of 6.0% per annum, and will become due and payable on the earlier of (1) October 25, 2016 or (2) the occurrence of an event of default as defined in the 2014 Notes, subject in each case to their earlier conversion in the event the Company completes a qualified initial public offering or a qualified private placement of equity securities.

In a qualified initial public offering, the 2014 Notes, including interest thereon, will automatically convert into a number of shares of common stock at a per share conversion price equal to (1) 90% of the initial public offering price, if the qualified initial public offering occurs prior to December 31, 2014, (2) 87.5% of the initial public offering price, if the qualified initial public offering occurs between January 1, 2015 and June 30, 2015 and (3) 85% of the initial public offering price, if the qualified initial public offering occurs after June 30, 2015. In the event that an initial public offering is completed that is not a qualified initial public offering, a holder may convert its notes into shares of common stock at a per share conversion price equal to the applicable conversion price set forth in the prior sentence.

In a qualified private placement after April 25, 2015 of preferred stock and prior to maturity or a qualified initial public offering, the 2014 Notes, including interest thereon, will automatically convert into a number of shares of preferred stock at a per share conversion price equal to 90% of the per share purchase price of the preferred stock, subject to certain limitations. Under certain conditions, a qualified private placement may include the placement of common stock, whereupon the 2014 Notes, including interest thereon, would automatically convert into shares of preferred stock that have rights, preferences and privileges that are pari passu with the Company’s Series A Preferred Stock at the lesser of (1) the per share purchase price paid by investors in the qualified private placement or (2) $350.0 million divided by the number of outstanding shares of the Company’s capital stock on a fully diluted basis. In the event that a private placement is completed that is not a qualified private placement, a holder may convert its notes into the same class of equity securities issued in the private placement at a per share conversion price equal to 90% of the per share price paid by the other investors in the private placement. The discount on the conversion rate of the 2014 Notes upon an initial public offering or qualified private placement is considered a contingent beneficial conversion feature. At the closing of the initial public offering or qualified private placement the Company will recognize an expense related to the intrinsic value.

In the event that the Company does not complete a qualified initial public offering or a qualified private placement prior to the maturity date, a holder, at its election, may convert into shares of preferred stock that have rights, preferences and privileges that are pari passu with the Company’s Series A Preferred Stock.

In the event that the Company completes a sale of the Company, then the 2014 Notes, including accrued interest thereon, at the holder’s election, will either (1) be redeemed in cash in an amount equal to two times the principal amount of the 2014 Notes and accrued interest thereon, or (2) convert, immediately prior to such sale, into shares of preferred stock that have rights, preferences and privileges that are pari passu with the Company’s Series A Preferred Stock at a per share conversion price equal to $350.0 million divided by the number of outstanding shares of the Company’s capital stock on a fully diluted basis.

2014 NIH License Agreement

Pursuant to a patent license agreement with the NIH, dated May 29, 2014, the Company holds an exclusive, worldwide license to certain intellectual property related to TCR-based product candidates that target the NY-ESO-1 antigen for the treatment of any NY-ESO-1 expressing cancers. As of the date of the license, NY-ESO-1 expressing tumors can be found in the following cancers: sarcoma, urothelial carcinoma, esophageal carcinoma, non-small cell lung cancer, breast carcinoma, ovarian carcinoma, prostate carcinoma, multiple myeloma, hepatocellular carcinoma, gastric cancer, head and neck cancer, pancreatic carcinoma, brain cancer, colorectal carcinoma and melanoma.

Pursuant to the terms of this license, the Company is required to pay the NIH a cash payment in the aggregate amount of $150,000, two-thirds of which is due within sixty days of the date of the agreement and one-third of which will be payable upon the earlier to occur of (1) 18 months from the date of execution of the license and (2) the termination of the license. The Company also agreed to reimburse the NIH for past patent expenses in the aggregate amount of approximately $30,000.

The terms of this license also requires the Company to pay the NIH minimum annual royalties in the amount of $20,000. The first minimum annual royalty payment is payable on the date that is 60 days following the expiration of the CRADA, and thereafter shall be payable on each January 1. The Company is also required to make performance-based payments upon successful completion of clinical and regulatory benchmarks relating to the licensed products. The aggregate potential benchmark payments are $4.0 million, of which aggregate payments of $3.0 million are due only after marketing approval in the United States or in Europe, Japan, China or India. The first benchmark payment of $50,000 will be due upon the commencement of the Company’s first sponsored human clinical study.

In addition, the Company is required to pay the NIH one-time benchmark payments following aggregate net sales of licensed products at certain benchmarks up to $1.0 billion. The aggregate potential amount of these benchmark payments is $7.0 million. The Company must also pay the NIH royalties on net sales of products covered by the license at rates in the mid single digits. To the extent the Company enters into a sublicensing agreement relating to a licensed product, the Company is required to pay the NIH a percentage of all consideration received from a sublicensee, which percentage will decrease based on the stage of development of the licensed product at the time of the sublicense. Any such sublicense payments shall be made in lieu of, and not in addition to, benchmark payments, and are subject to certain caps.

The license will expire upon expiration of the last patent contained in the licensed patent rights. None of the applications included in the NIH licensed patent rights have issued yet. Any patents issuing from these applications will have a base expiration date no earlier than 2031. The NIH may terminate or modify the NIH license in the event of a material breach, including if the Company does not meet certain milestones by certain dates, or upon certain insolvency events that remain uncured following the date that is 90 days following written notice of such breach or insolvency event. The Company may terminate the license, or any portion thereof, at its sole discretion at any time upon 60 days written notice to the NIH. In addition, the NIH has the right to require the Company to sublicense the rights to the product candidates covered by this license upon certain conditions, including if the Company is not reasonably satisfying required health and safety needs or if the Company is not satisfying requirements for public use as specified by federal regulations. Also, if the NIH receives a license application with a complete commercial development plan from a third party for commercial development of a licensed product, as they pertain to licensed patent rights for which the proposed commercial development is not reasonably addressed in the Company’s commercial development plan, then the Company may have to amend its commercial development plan, enter into a joint research and development plan, sublicense the patent rights or otherwise may lose its license rights.

June 2014 Stock Option Grants

On June 6, 2014, the Company granted 907,250 options to purchase shares of the Company’s common stock to certain of its employees, scientific advisors and a director. The options all have a 10-year term and an exercise price equal to $6.89. Of the 907,250 options, 817,250 options were issued to employees, 60,000 options were issued to scientific advisors and 30,000 options were issued to a director of the Company. The stock-based compensation expense will be recognized based on an estimated fair value of $13.00, the mid-point of the initial public offering price range set forth on the preliminary prospectus dated June 11, 2014.

Additionally, on June 6, 2014, the Company approved the grant of stock options for 300,000 shares of our common stock that will be granted effective upon the execution and delivery of the underwriting agreement for the IPO, at an exercise price equal to the IPO price.

The Company has evaluated subsequent events and transactions occurring subsequent to the balance sheet date as of December 31, 2013, through June 18, 2014 for items that should be recognized in the financial statements.